U.S. BANCORP FUND SERVICES, LLC

615 East Michigan Street

Milwaukee, WI 53202

February 27, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc. (the “Company”)

File Nos.: 033-20827 and 811-05518

Boston Partners Small Cap Value Fund II, WPG Partners Small/Micro Cap Value Fund, Boston Partners All-Cap Value Fund, Boston Partners Long/Short Equity Fund, Boston Partners Long/Short Research Fund, Boston Partners Global Equity Fund, Boston Partners Global Long/Short Fund, Boston Partners Emerging Markets Long/Short Fund and Boston Partners Emerging Markets Fund

(the “Funds”)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company on behalf of its series, Boston Partners Small Cap Value Fund II, WPG Partners Small/Micro Cap Value Fund, Boston Partners All-Cap Value Fund, Boston Partners Long/Short Equity Fund, Boston Partners Long/Short Research Fund, Boston Partners Global Equity Fund, Boston Partners Global Long/Short Fund, Boston Partners Emerging Markets Long/Short Fund and Boston Partners Emerging Markets Fund, hereby certifies that the forms of Prospectus that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated February 22, 2018 and filed electronically as Post-Effective Amendment No. 239 to the Company’s Registration Statement on Form N-1A.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward Paz

Edward Paz, Esq.

for U.S. Bancorp Fund Services, LLC